Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures
Transfers from Level 1 to Level 2 financial assets	$ 0
Transfers from Level 2 to Level 1 financial assets	0
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,484	2,061
Total gains (realized/unrealized) included in earnings	290	(11)
Net unrealized (losses) gains included in other comprehensive income	(11)	53
Purchases	1,020
Sales	(412)	(618)
Transfers in	288
Transfers out	(250)	(1)
Balance, end of period	2,409	1,484
Fixed Maturities Securities | State, municipalities and political subdivisions
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0
Total gains (realized/unrealized) included in earnings	0
Net unrealized (losses) gains included in other comprehensive income	81
Purchases	1,020
Sales	0
Transfers in	0
Transfers out	0
Balance, end of period	1,101
Fixed Maturities Securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,483	2,060
Total gains (realized/unrealized) included in earnings	290	(11)
Net unrealized (losses) gains included in other comprehensive income	(92)	52
Purchases	0
Sales	(412)	(618)
Transfers in	288
Transfers out	(249)	0
Balance, end of period	1,308	1,483
Equity Securities | Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1	1
Total gains (realized/unrealized) included in earnings	0	0
Net unrealized (losses) gains included in other comprehensive income	0	1
Purchases	0
Sales	0	0
Transfers in	0
Transfers out	(1)	(1)
Balance, end of period	$ 0	$ 1